COMMITMENTS AND CONTINGENCIES (Details)		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 09, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Jul. 07, 2021 item
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item								3
Cash underwriting discount per share | $ / shares				$ 0.20			$ 0.20
Aggregate cash underwriting discount				$ 10,000,000			$ 10,000,000
Underwriters cash received				8,580,000			8,580,000
Reimbursed fees from underwriters				$ 1,420,000			$ 1,420,000
Deferred fee per share | $ / shares		$ 0.35		$ 0.35			$ 0.35
Aggregate deferred underwriting fee payable				$ 17,500,000			$ 17,500,000
Due diligence fee		$ 4,875,559		4,875,559
Legal fees incurred		0	$ 0	0	$ 0
Deferred legal fees		$ 92,441		$ 92,441		$ 92,441	118,715
Contingent legal fees						$ 92,441	$ 26,273
Accrued expense
COMMITMENTS AND CONTINGENCIES
Retainer payment due	$ 50,000
Total fee of the fairness opinion	$ 420,000